Earnings/(Net Loss) Per Share Attributable to Common Stockholders	3 Months Ended	6 Months Ended	9 Months Ended
	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024
Earnings Per Share [Abstract]
Earnings/(Net Loss) Per Share Attributable to Common Stockholders

11. Earnings/(Net Loss) Per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted earnings/(net loss) per share attributable to holders of Common Stock (in thousands, except share and per share amounts):

	For the three months ended March 31,
	2024	2023
Numerator:
Net loss - basic	$(3,571)	$(1,672)
Less: Change in fair value and income impact of Cizzle option liability	-	(136)
Net loss - diluted	$(3,571)	$(1,808)
Denominator:
Weighted average common stock outstanding, basic	73,829,536	64,626,430
Add: Cizzle option liability shares	-	395,460
Weighted average shares used in computing net loss per share - diluted	73,829,536	65,021,890
Net loss per share attributable to common shareholders, basic	$(0.05)	$(0.03)
Net income loss per share attributable to common shareholders, diluted	$(0.05)	$(0.03)

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

	As of March 31,	As of March 31,
	2024	2023
Equity classified warrants	14,239,000	-
Liability classified warrants	20,054,000	-
Convertible notes payable	-	3,070,000
Stock options	1,071,719	-
Convertible promissory notes payable	80,500	-
Restricted stock units	146,963	-
Antidilutive Securities	35,592,182	3,070,000

12. Earnings/(Net Loss) Per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted earnings/(net loss) per share attributable to holders of Common Stock (in thousands, except share and per share amounts):

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Numerator:
Net loss - basic	$(5,383)	$(1,733)	$(8,935)	(3,405)
Less: Change in fair value and income impact of Cizzle option liability	-	175	-	311
Less: Change in fair value and income impact of Vela option liability	-	77	-	77
Net loss - diluted	$(5,383)	$(1,481)	(8,935)	(3,017)
Denominator:
Weighted average common stock outstanding, basic	73,851,440	64,626,430	73,840,488	64,626,430
Add: Cizzle option liability shares	-	395,460	-	395,460
Add: Vela option liability shares	-	803,678	-	404,059
Weighted average shares used in computing net loss per share - diluted	73,851,440	65,825,568	73,840,488	65,425,949
Net loss per share attributable to common stockholders, basic	$(0.07)	$(0.03)	(0.12)	(0.05)
Net income loss per share attributable to common stockholders, diluted	$(0.07)	$(0.02)	(0.12)	(0.05)

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

	As of	As of
	June 30, 2024	June 30, 2023
Equity classified warrants	15,686,725	-
Liability classified warrants	20,540,000	-
Convertible notes payable	-	3,070,000
Stock options	1,006,719	-
Convertible promissory notes payable	80,500	-
Antidilutive Securities	37,313,944	3,070,000

12. Earnings/(Net Loss) Per Share Attributable to Common Stockholders

The following table presents the calculation of basic and diluted earnings/(net loss) per share attributable to holders of Common Stock (in thousands, except share and per share amounts):

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Numerator:
Net loss - basic	$(6,461)	$2,625	$(15,396)	(780)
Less: Change in fair value and income impact of Cizzle option liability	-	(1,507)	-	(1,779)
Less: Change in fair value and income impact of Vela option liability	-	(682)	-	(748)
Net loss - diluted	$(6,461)	$436	(15,396)	(3,307)
Denominator:
Weighted average Common Stock outstanding, basic	87,155,077	65,410,172	78,311,080	64,890,548
Add: Cizzle option liability shares	-	373,968	-	388,296
Add: Vela option liability shares	-	348,448	-	208,047
Weighted average shares used in computing net loss per share - diluted	87,155,077	66,132,588	78,311,080	65,486,891
Net loss per share attributable to common stockholders, basic	$(0.07)	$0.04	(0.20)	(0.01)
Net income loss per share attributable to common stockholders, diluted	$(0.07)	$0.01	(0.20)	(0.06)

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

	As of	As of
	September 30, 2024	September 30, 2023
Equity classified warrants	15,686,725	13,979,000
Liability classified warrants	2,054,000	2,054,000
Restricted Stock Options	-	72,418
Stock options	1,006,719	-
Convertible promissory notes payable	80,500	80,500
Antidilutive Securities	18,827,944	16,185,918